ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 2,437	$ 837
Accrued liabilities	2,054	1,176
Accounts payable and other accrued liabilities	$ 4,491	$ 2,013